As filed with the Securities and Exchange Commission onNovember 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2012
(Unaudited)

Shares		Value
COMMON STOCKS - 63.94%
	ADVERTISING - 1.77%
2,293,200	Lamar Advertising Company Class A (a)(f)	$84,985,992
	AGRICULTURAL PRODUCTS - 4.07%
11,930,200	Viterra, Inc. (b)(g)(i)	195,499,463
	APPAREL RETAIL - 1.79%
2,168,036	Collective Brands, Inc. (a)	47,068,062
1,611,600	J.C. Penney Company, Inc. (h)	39,145,764
		86,213,826
	AUTO PARTS & EQUIPMENT - 0.86%
933,800	Visteon Corporation (a)(f)	41,516,748
	BREWERS - 0.50%
774,215	Grupo Modelo S.A. de C.V. (b)	6,970,596
376,800	Molson Coors Brewing Company (f)	16,974,840
		23,945,436
	BROADCASTING & CABLE TV - 1.49%
1,206,500	Astral Media, Inc. Class A (b)	59,128,441
225,300	Discovery Communications, Inc. Class C (a)(h)	12,625,812
		71,754,253
	CABLE & SATELLITE TV - 1.79%
2,472,240	Comcast Corporation Special Class A (h)	86,033,952
	CONSTRUCTION & ENGINEERING - 1.79%
1,029,400	Chicago Bridge & Iron Company N.V. (b)(f)	39,209,846
1,076,055	The Shaw Group Inc. (a)(h)	46,937,519
		86,147,365
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.65%
1,470,600	Navistar International Corporation (a)(f)	31,014,954
	DISTILLERS & VINTNERS - 0.70%
1,047,400	Constellation Brands, Inc. (a)(f)	33,883,390
	DIVERSIFIED CHEMICALS - 0.82%
2,633,804	Huntsman Corporation (f)	39,322,694
	DIVERSIFIED METALS & MINING - 0.01%
310,134	Pilot Gold, Inc. (a)(b)	536,291
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.55%
3,550,993	Cooper Industries PLC (b)	266,537,534
	HOUSEHOLD PRODUCTS - 0.41%
282,700	The Procter & Gamble Company (f)	19,608,072
	INDUSTRIAL CONGLOMERATES - 1.58%
1,353,500	Tyco International Ltd. (b)(f)	76,147,910
	INDUSTRIAL MACHINERY - 1.54%
1,245,161	Robbins & Myers, Inc. (f)	74,211,596
	INTEGRATED OIL & GAS - 1.64%
1,855,500	BP PLC - ADR (f)	78,598,980
	INTEGRATED TELECOMMUNICATION SERVICES - 2.15%
1,152,040	CenturyLink, Inc. (f)	46,542,416
196,750	TELUS Corporation (non-voting) (b)(h)	12,308,132
977,400	Verizon Communications, Inc. (f)	44,540,118
		103,390,666
	INTERNET SOFTWARE & SERVICES - 2.35%
7,066,100	Yahoo! Inc. (a)(f)	112,880,948
	MANAGED HEALTH CARE - 7.35%
2,198,812	AMERIGROUP Corporation (a)(f)	201,037,381
3,649,700	Coventry Health Care, Inc.	152,155,993
		353,193,374
	MOVIES & ENTERTAINMENT - 0.02%
30,300	News Corporation Class A	743,259
	MULTI-LINE INSURANCE - 0.99%
1,456,000	American International Group, Inc. (a)	47,742,240
	OIL & GAS EXPLORATION & PRODUCTION - 2.19%
522,100	Anadarko Petroleum Corporation (f)	36,505,232
1,459,500	Chesapeake Energy Corp. (f)	27,540,765
1,211,691	Nexen, Inc. (b)(f)	30,704,250
467,896	Progress Energy Resources Corp. (b)	10,423,072
		105,173,319
	OIL & GAS REFINING & MARKETING - 1.12%
1,149,000	Sunoco, Inc. (h)	53,807,670
	OIL & GAS STORAGE & TRANSPORTATION - 0.43%
589,700	Williams Companies, Inc. (f)	20,621,809
	PACKAGED FOODS & MEATS - 3.29%
1,364,300	Dole Food Company, Inc. (a)(f)	19,141,129
782,440	Hillshire Brands Company (f)	20,953,743
2,855,100	Kraft Foods, Inc. (f)	118,058,385
		158,153,257
	PERSONAL PRODUCTS - 0.80%
523,000	Mead Johnson Nutrition Co. (f)	38,325,440
	PHARMACEUTICALS - 4.57%
485,100	Abbott Laboratories (f)	33,258,456
2,428,620	Medicis Pharmaceutical Corporation Class A (f)	105,086,387
486,900	Par Pharmaceutical Companies, Inc. (a)(f)	24,335,262
1,613,600	Pfizer, Inc. (f)	40,097,960
1,231,200	Warner Chilcott PLC (b)(f)	16,621,200
		219,399,265
	REGIONAL BANKS - 0.25%
249,300	Citizens Republic Bancorp, Inc. (a)	4,823,955
845,700	KeyCorp (f)	7,391,418
		12,215,373
	SECURITY & ALARM SERVICES - 0.49%
706,500	Corrections Corporation of America (f)	23,632,425
	SEMICONDUCTOR EQUIPMENT - 0.50%
760,405	Lam Research Corporation (a)(f)	24,169,473
	SPECIALIZED CONSUMER SERVICES - 0.34%
936,600	H&R Block, Inc.	16,231,278
	SPECIALIZED FINANCE - 0.06%
680	Osaka Securities Exchange Co. (b)(f)	2,958,227
	SYSTEMS SOFTWARE - 4.00%
4,286,458	Ariba, Inc. (a)	192,033,318
	TECHNOLOGY DISTRIBUTORS - 0.18%
956,722	Brightpoint, Inc. (a)	8,591,364
	THRIFTS & MORTGAGE FINANCE - 0.39%
2,375,000	Hudson City Bancorp, Inc.	18,905,000
	TRUCKING - 5.51%
2,600,281	Dollar Thrifty Automotive Group, Inc. (a)(f)(i)	226,042,427
2,825,600	Hertz Global Holdings, Inc. (a)(f)	38,795,488
		264,837,915
	TOTAL COMMON STOCKS
	(Cost $2,982,295,118)	3,072,964,076

WARRANTS - 0.00%
142,642	Kinross Gold Corporation (a)(b)	101,566
	TOTAL WARRANTS
	(Cost $540,029)	101,566

Principal Amount
CORPORATE BONDS - 0.54%
	Rite Aid Corp.
$24,486,000	10.375%, 7/15/2016	26,016,375
	TOTAL CORPORATE BONDS
	(Cost $25,743,592)	26,016,375

PURCHASED PUT OPTIONS - 0.14%
Contracts (100 shares per contract)
	Abbott Laboratories
4,851	Expiration: November 2012, Exercise Price: $62.50	111,573
	American International Group, Inc.
14,560	Expiration: November 2012, Exercise Price: $25.00	131,040
	Anadarko Petroleum Corporation
5,221	Expiration: November 2012, Exercise Price: $57.50	161,851
	BP PLC - ADR
18,555	Expiration: October 2012, Exercise Price: $35.00	46,388
	CenturyLink, Inc.
171	Expiration: October 2012, Exercise Price: $31.00	428
1,390	Expiration: October 2012, Exercise Price: $32.00	3,475
8,204	Expiration: October 2012, Exercise Price: $33.00	41,020
5,759	Expiration: January 2013, Exercise Price: $34.00	201,565
	Chesapeake Energy Corp.
25	Expiration: November 2012, Exercise Price: $15.00	488
14,570	Expiration: January 2013, Exercise Price: $14.00	582,800
	Constellation Brands, Inc.
3,754	Expiration: October 2012, Exercise Price: $27.50	75,080
6,720	Expiration: November 2012, Exercise Price: $27.50	268,800
	Corrections Corporation of America
7,065	Expiration: December 2012, Exercise Price: $26.00	211,950
	Dole Food Company, Inc.
6,821	Expiration: January 2013, Exercise Price: $10.00	119,368
	European Aeronautic Defence and Space Company NV
13,300	Expiration: November 2012, Exercise Price: $22.00	358,914
	H&R Block, Inc.
4,708	Expiration: January 2013, Exercise Price: $10.00	35,310
	Hertz Global Holdings, Inc.
6,532	Expiration: November 2012, Exercise Price: $10.00	65,320
7,077	Expiration: November 2012, Exercise Price: $11.00	106,155
	Hillshire Brands Company
38,023	Expiration: October 2012, Exercise Price: $16.00 (d)	95,057
	Huntsman Corporation
1,221	Expiration: October 2012, Exercise Price: $11.00	3,053
20,698	Expiration: November 2012, Exercise Price: $11.00	103,490
	J.C. Penney Company, Inc.
3,871	Expiration: November 2012, Exercise Price: $18.00	85,162
12,245	Expiration: November 2012, Exercise Price: $19.00	416,330
	KeyCorp
4,228	Expiration: December 2012, Exercise Price: $7.00	35,938
	Kraft Foods, Inc.
9,715	Expiration: October 2012, Exercise Price: $34.00	14,572
18,836	Expiration: October 2012, Exercise Price: $35.00	18,836
	Lamar Advertising Company Class A
20,417	Expiration: October 2012, Exercise Price: $29.00	122,502
	Materials Select Sector SPDR Trust
317	Expiration: December 2012, Exercise Price: $38.00	71,959
	Mead Johnson Nutrition Co.
5,230	Expiration: November 2012, Exercise Price: $60.00	141,210
	Molson Coors Brewing Company
5,527	Expiration: October 2012, Exercise Price: $35.00	13,817
	Navistar International Corporation
13,295	Expiration: October 2012, Exercise Price: $20.00	930,650
1,411	Expiration: November 2012, Exercise Price: $18.00	102,297
	News Corporation Class A
4,630	Expiration: October 2012, Exercise Price: $16.00	23,150
4,986	Expiration: October 2012, Exercise Price: $17.00	24,930
4,431	Expiration: October 2012, Exercise Price: $18.00	11,077
	Pfizer, Inc.
10,757	Expiration: December 2012, Exercise Price: $18.00	43,028
	The Procter & Gamble Company
2,827	Expiration: January 2013, Exercise Price: $55.00	52,299
	SPDR S&P 500 ETF Trust
7,077	Expiration: October 2012, Exercise Price: $139.00	368,004
6,592	Expiration: October 2012, Exercise Price: $142.00	698,752
	Tyco International Ltd.
3,668	Expiration: October 2012, Exercise Price: $45.00	18,340
1,440	Expiration: October 2012, Exercise Price: $47.00	5,040
8,068	Expiration: October 2012, Exercise Price: $50.00	60,510
	Verizon Communications, Inc.
5,247	Expiration: October 2012, Exercise Price: $39.00	13,117
	Visteon Corporation
7,454	Expiration: October 2012, Exercise Price: $35.00	130,445
1,884	Expiration: October 2012, Exercise Price: $40.00	113,040
	Warner Chilcott PLC
4,974	Expiration: October 2012, Exercise Price: $11.00	24,870
5,533	Expiration: October 2012, Exercise Price: $12.00	41,498
	Williams Companies, Inc.
5,897	Expiration: November 2012, Exercise Price: $25.00	32,434
	Yahoo! Inc.
55,239	Expiration: October 2012, Exercise Price: $12.00	82,858
6,233	Expiration: January 2013, Exercise Price: $12.50	87,262
	TOTAL PURCHASED PUT OPTIONS
	(Cost $18,654,534)	6,507,052

Principal Amount
	ESCROW NOTES - 0.01%
$601,200	Delphi Financial Class Action Trust Escrow (a)(d)	420,840
	Washington Mutual, Inc.
16,636,000	4.000%, 1/15/2009 (a)(d)	35,767
5,747,000	4.200%, 1/15/2010 (a)(d)	13,506
18,027,000	5.500%, 8/24/2011 (a)(d)	56,785
20,154,000	5.000%, 3/22/2012 (a)(d)	57,439
37,798,000	5.250%, 9/15/2017 (a)(d)	111,504
	TOTAL ESCROW NOTES
	(Cost $0)	695,841

Shares
SHORT-TERM INVESTMENTS - 33.15%
268,000,000	BlackRock Liquidity Funds TempFund Portfolio, 0.14% (c)(h)	268,000,000
268,000,000	Fidelity Institutional Government Portfolio, 0.01% (c)(g)	268,000,000
268,000,000	Fidelity Institutional Money Market Portfolio, 0.16% (c)(h)	268,000,000
252,911,693	First American Government Obligations Fund, 0.02% (c)(g)	252,911,693
268,000,000	Goldman Sachs Financial Square Money Market Fund, 0.16% (c)(g)	268,000,000
268,000,000	The Liquid Asset Portfolio, 0.17% (c)(e)	268,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,592,911,693)	1,592,911,693
	TOTAL INVESTMENTS
	(Cost $4,620,144,966) - 97.78%	$4,699,196,603

ADR -	American Depository Receipt
ETF -	Exchange Traded Fund
PLC -	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2012.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Affiliated company.

(j)	The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$4,631,299,531
Gross unrealized appreciation	159,318,053
Gross unrealized depreciation	(91,420,981)
Net unrealized appreciation	$67,897,072

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(k)	Investment Valuation - Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).
Investments in registered investment companies that are money market funds are valued at the net asset value. Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. The securities valued using quoted prices in active markets are classified as Level 1 investments.
Securities not listed on an exchange are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities that do not trade on a particular day are valued at the average of the closing bid and asked prices. These securities, which include corporate bonds, are classified as Level 2 investments. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.
Options purchased in an active market are classified as Level 1 investments, but options not listed on exchange are classified as Level 2 investments. Securities for which there are no such valuations are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees. The Adviser may, in accordance with policies adopted by the Board of Trustees, value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of market value as determined in good faith by the Adviser. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its net asset value (NAV) may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized if the securities were sold. At September 30, 2012, securities fair valued in good faith represented 0.02% of net assets using the absolute value of long investments and written option contracts. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates fair value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2012.

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks *	$3,072,964,076	$-	$-		$3,072,964,076
Warrants	101,566	-	-		101,566
Corporate Bonds	-	26,016,375	-		26,016,375
Purchased Put Options	6,411,995	95,057	-		6,507,052
Escrow Notes	-	-	695,841		695,841
Short-Term Investments	1,592,911,693	-	-		1,592,911,693
Swap Contracts **	-	1,362,529	-	***	1,362,529
Forward Currency Exchange Contracts **	-	5,161,615	-		5,161,615

Liabilities
Common Stocks Sold Short	$241,991,185	$-	$-		$241,991,185
Exchange-Traded Funds Sold Short	6,862,438	-	-		6,862,438
Written Option Contracts	127,090,414	14,618,779	-		141,709,193
Swap Contracts **	-	42,585,020	-		42,585,020
Forward Currency Exchange Contracts **	-	14,891,794	-		14,891,794

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.  The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain / (loss)	-
Change in unrealized appreciation / (depreciation)	-
Net purchases (sales)	695,841
Transfers in and/or out of Level 3	-	***
Balance as of September 30, 2012	$695,841

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2012, are as follows:

Description	Fair Value at 9/30/2012		Valuation Technique	Unobservable Input	Range
Escrow Note	$420,840		Projected Final	Discount of Projected
			Distribution(1)	Distribution	$0.70 - 0.73
Escrow Note	35,767		Consensus Pricing(2)	Broker Quoted Inputs	0.19 - 0.24
Escrow Note	13,506		Consensus Pricing(2)	Broker Quoted Inputs	0.21 - 0.26
Escrow Note	56,785		Consensus Pricing(2)	Broker Quoted Inputs	0.29 - 0.34
Escrow Note	57,439		Consensus Pricing(2)	Broker Quoted Inputs	0.26 - 0.31
Escrow Note	111,504		Consensus Pricing(2)	Broker Quoted Inputs	0.27 - 0.32
Swap Contract	-	***	Projected Final	Discount of Projected
			Distribution(3)	Distribution	0.00 - 0.09

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instruments.
*** Value is less than $0.50.

(1)	This Level 3 security was received through a corporate action and is being priced at an estimate of the expected final distribution.
(2)	These Level 3 securities were received through a bond settlement and are currently being priced at the mean of a bid/ask spread provided by broker's analysis of the market.
(3)
This Level 3 security has completed its corporate action. The security is being kept open for the potential of an additional distribution, but due to the unpredictability of the distribution, the security is being priced conservatively at zero.

(1) Disclosures about Derivative Instruments and Hedging Activities at September 30, 2012

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities intended to improve financial reporting of derivative instruments.
Fair values of derivative instruments as of September 30, 2012 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Schedule of Investments	$6,507,052	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	141,709,193
Swap Contracts	Schedule of Swap Contracts	1,362,529	Schedule of Swap Contracts	42,585,020
Foreign Exchange Contracts:
Forward Foreign Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	5,161,615	Schedule of Forward Currency Exchange Contracts	14,891,794
Total		$13,031,196		$199,186,007

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2012
(Unaudited)

Shares		Value
COMMON STOCKS
43,589	Aetna, Inc.	$1,726,124
2,472,240	Comcast Corporation Class A	88,432,025
225,300	Discovery Communications, Inc. Class A	13,434,639
2,534,317	Eaton Corporation	119,771,822
36,400	Energy Transfer Partners, L.P.	1,549,548
339,900	Hertz Global Holdings, Inc.	4,666,827
196,750	TELUS Corporation (a)	12,410,200
		241,991,185
EXCHANGE-TRADED FUNDS
47,679	SPDR S&P 500 ETF Trust	6,862,438
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $222,103,233)	$248,853,623

ETF -	Exchange-Traded Fund
(a)	Foreign security.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2012
(Unaudited)

Contracts (100 Shares per contract)
CALL OPTIONS WRITTEN
	Abbott Laboratories
4,851	Expiration: November 2012, Exercise Price: $67.50	$911,988
	Aetna, Inc.
13,743	Expiration: January 2013, Exercise Price: $36.00	6,129,378
	American International Group, Inc.
14,560	Expiration: November 2012, Exercise Price: $30.00	4,950,400
	Anadarko Petroleum Corporation
5,221	Expiration: November 2012, Exercise Price: $65.00	3,393,650
	BP PLC - ADR
12,621	Expiration: October 2012, Exercise Price: $40.00	3,325,634
5,934	Expiration: October 2012, Exercise Price: $41.00	1,071,087
	CenturyLink, Inc.
11,519	Expiration: January 2013, Exercise Price: $40.00	1,727,850
	Chesapeake Energy Corp.
25	Expiration: November 2012, Exercise Price: $17.00	5,650
14,570	Expiration: January 2013, Exercise Price: $17.50	3,540,510
	Chicago Bridge & Iron Company N.V.
8,406	Expiration: October 2012, Exercise Price: $34.00	3,530,520
787	Expiration: January 2013, Exercise Price: $33.00	487,940
2,243	Expiration: January 2013, Exercise Price: $36.00	930,845
243	Expiration: January 2013, Exercise Price: $38.00	71,685
	Constellation Brands, Inc.
3,754	Expiration: October 2012, Exercise Price: $30.00	1,116,815
6,720	Expiration: November 2012, Exercise Price: $30.00	2,217,600
	Corrections Corporation of America
2,355	Expiration: December 2012, Exercise Price: $30.00	1,036,200
4,710	Expiration: December 2012, Exercise Price: $31.00	1,719,150
	Dole Food Company, Inc.
13,643	Expiration: January 2013, Exercise Price: $12.50	2,830,922
	Dollar Thrifty Automotive Group, Inc.
8,081	Expiration: October 2012, Exercise Price: $75.00	9,656,795
2,076	Expiration: October 2012, Exercise Price: $80.00	1,453,200
482	Expiration: October 2012, Exercise Price: $82.50	219,310
	European Aeronautic Defence and Space Company NV
6,100	Expiration: November 2012, Exercise Price: $24.50	870,110
7,200	Expiration: November 2012, Exercise Price: $25.00	1,027,015
	Eaton Corporation
490	Expiration: October 2012, Exercise Price: $35.00	601,230
1,163	Expiration: October 2012, Exercise Price: $40.00	845,501
	FirstMerit Corporation
3,415	Expiration: December 2012, Exercise Price: $15.00	170,750
	H&R Block, Inc.
9,366	Expiration: January 2013, Exercise Price: $15.00	2,294,670
	Hertz Global Holdings, Inc.
6,244	Expiration: October 2012, Exercise Price: $13.00	608,790
5,525	Expiration: November 2012, Exercise Price: $12.00	1,105,000
16,487	Expiration: November 2012, Exercise Price: $13.00	2,184,527
	Hillshire Brands Company
963	Expiration: October 2012, Exercise Price: $20.00 (a)	69,625
37,059	Expiration: October 2012, Exercise Price: $21.00 (a)	185,295
	Huntsman Corporation
1,221	Expiration: October 2012, Exercise Price: $15.00	52,503
20,698	Expiration: November 2012, Exercise Price: $13.00	4,501,815
	J.C. Penney Company, Inc.
3,871	Expiration: November 2012, Exercise Price: $21.00	1,538,723
12,245	Expiration: November 2012, Exercise Price: $22.00	3,979,625
	KeyCorp
8,457	Expiration: December 2012, Exercise Price: $8.00	782,273
	Kraft Foods, Inc.
9,715	Expiration: October 2012, Exercise Price: $38.00	3,303,100
18,836	Expiration: October 2012, Exercise Price: $39.00	4,718,418
	Lamar Advertising Company Class A
22,932	Expiration: October 2012, Exercise Price: $32.00	11,809,980
	M&T Bank Corporation
1,681	Expiration: January 2013, Exercise Price: $85.00	1,815,480
315	Expiration: April 2013, Exercise Price: $85.00	362,565
	Mead Johnson Nutrition Co.
5,230	Expiration: November 2012, Exercise Price: $70.00	2,601,925
	Medicis Pharmaceutical Corporation Class A
2,223	Expiration: October 2012, Exercise Price: $44.00	5,557
5,569	Expiration: January 2013, Exercise Price: $44.00	13,923
	Molson Coors Brewing Company
3,768	Expiration: October 2012, Exercise Price: $40.00	1,940,520
	Navistar International Corporation
13,295	Expiration: October 2012, Exercise Price: $22.50	731,225
1,411	Expiration: November 2012, Exercise Price: $20.00	338,640
	News Corporation Class A
89	Expiration: October 2012, Exercise Price: $20.00	46,725
214	Expiration: October 2012, Exercise Price: $21.00	75,007
	Pfizer, Inc.
16,136	Expiration: December 2012, Exercise Price: $23.00	3,178,792
	The Procter & Gamble Company
2,827	Expiration: January 2013, Exercise Price: $65.00	1,335,757
	Robbins & Myers, Inc.
5,276	Expiration: January 2013, Exercise Price: $60.00	52,760
	SPDR S&P 500 ETF Trust
3,295	Expiration: October 2012, Exercise Price: $145.00	421,760
	Tyco International Ltd.
918	Expiration: October 2012, Exercise Price: $50.00	574,668
4,550	Expiration: October 2012, Exercise Price: $52.50	1,774,500
8,068	Expiration: October 2012, Exercise Price: $55.00	1,387,696
	Verizon Communications, Inc.
9,774	Expiration: October 2012, Exercise Price: $44.00	1,573,614
	Visteon Corporation
7,454	Expiration: October 2012, Exercise Price: $40.00	3,689,730
1,884	Expiration: October 2012, Exercise Price: $45.00	329,700
	Warner Chilcott PLC
12,353	Expiration: October 2012, Exercise Price: $14.00	247,060
	Williams Companies, Inc.
5,897	Expiration: November 2012, Exercise Price: $30.00	3,066,440
	Xstrata PLC
1,190	Expiration: October 2012, Exercise Price: GBP 8.60	200,809
21,280	Expiration: October 2012, Exercise Price: GBP 8.80	3,006,758
12,490	Expiration: October 2012, Exercise Price: GBP 9.00	1,442,083
29,200	Expiration: October 2012, Exercise Price: GBP 9.80	1,131,646
4,740	Expiration: November 2012, Exercise Price: GBP 8.80	761,590
4,730	Expiration: November 2012, Exercise Price: GBP 9.00	656,869
49,570	Expiration: December 2012, Exercise Price: GBP 9.20	7,164,104
	Yahoo! Inc.
22,339	Expiration: October 2012, Exercise Price: $14.00	4,467,800
42,089	Expiration: October 2012, Exercise Price: $15.00	4,419,345
6,233	Expiration: January 2013, Exercise Price: $15.00	931,834
		140,722,961
PUT OPTIONS WRITTEN
	AT&T, Inc.
4,642	Expiration: November 2012, Exercise Price: $35.00	125,334
	Hertz Global Holdings, Inc.
3,399	Expiration: October 2012, Exercise Price: $16.00	781,770
	SPDR S&P 500 ETF Trust
1,884	Expiration: October 2012, Exercise Price: $138.00	79,128
		986,232
	TOTAL OPTIONS WRITTEN
	(Premiums received $148,813,435)	$141,709,193

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
GBP -	British Pound
PLC -	Public Limited Company
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2012
(Unaudited)

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement Date	Currency to be Delivered		September 30, 2012	Currency to be Received		September 30, 2012	Appreciation (Depreciation)
10/11/2012	1,978,500	Australian Dollars	$2,049,794	2,068,035	U.S. Dollars	2,068,035	$18,241
10/11/2012	77,781	U.S. Dollars	77,781	75,109	Australian Dollars	77,816	35
10/17/2012	16,124,590	Australian Dollars	16,695,609	15,957,701	U.S. Dollars	15,957,701	(737,908)
10/17/2012	16,635,481	U.S. Dollars	16,635,481	16,124,590	Australian Dollars	16,695,609	60,128
12/20/2012	5,255,865	Australian Dollars	5,412,602	5,303,168	U.S. Dollars	5,303,168	(109,434)
12/20/2012	2,656,735	U.S. Dollars	2,656,735	2,627,933	Australian Dollars	2,706,301	49,566
5/8/2013	8,598,921	Australian Dollars	8,760,012	8,842,538	U.S. Dollars	8,842,538	82,526
10/3/2012	33,395,752	British Pounds	53,926,367	52,731,057	U.S. Dollars	52,731,057	(1,195,310)
10/3/2012	53,983,476	U.S. Dollars	53,983,476	33,395,752	British Pounds	53,926,367	(57,109)
10/10/2012	131,596,096	British Pounds	212,492,125	206,746,345	U.S. Dollars	206,746,345	(5,745,780)
10/10/2012	28,396,203	U.S. Dollars	28,396,203	18,124,608	British Pounds	29,266,343	870,140
12/12/2012	27,557,752	British Pounds	44,490,684	44,496,565	U.S. Dollars	44,496,565	5,881
12/13/2012	38,509,623	British Pounds	62,171,826	60,593,036	U.S. Dollars	60,593,036	(1,578,790)
10/3/2012	39,701,630	Canadian Dollars	40,379,281	38,757,903	U.S. Dollars	38,757,903	(1,621,378)
10/3/2012	39,858,892	U.S. Dollars	39,858,892	39,701,630	Canadian Dollars	40,379,281	520,389
10/10/2012	193,063,433	Canadian Dollars	196,328,721	195,309,492	U.S. Dollars	195,309,492	(1,019,229)
10/11/2012	10,597,844	Canadian Dollars	10,776,858	10,777,055	U.S. Dollars	10,777,055	197
12/18/2012	931,002	Canadian Dollars	945,226	906,879	U.S. Dollars	906,879	(38,347)
12/19/2012	60,325,000	Canadian Dollars	61,245,167	60,713,351	U.S. Dollars	60,713,351	(531,816)
10/25/2012	41,436,201	Euros	53,262,354	52,327,845	U.S. Dollars	52,327,845	(934,509)
10/25/2012	50,779,331	U.S. Dollars	50,779,331	41,436,201	Euros	53,262,354	2,483,023
12/5/2012	33,100,550	Euros	42,567,032	43,285,271	U.S. Dollars	43,285,271	718,239
1/24/2013	118,355,346	Euros	152,293,690	151,539,226	U.S. Dollars	151,539,226	(754,464)
11/14/2012	201,180,000	Japanese Yen	2,578,922	2,577,129	U.S. Dollars	2,577,129	(1,793)
12/19/2012	104,466,000	Mexican Pesos	8,049,272	7,483,345	U.S. Dollars	7,483,345	(565,927)
12/19/2012	7,696,022	U.S. Dollars	7,696,022	104,446,000	Mexican Pesos	8,049,272	353,250
			$1,174,509,463			$1,164,779,284	$(9,730,179)

*JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2012.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2012
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG SWAP CONTRACTS
2/28/2013	Aegis Group PLC	16,045,676	$61,587,958	$1,314,614	JPMorgan Chase & Co. Inc.
4/30/2013	Australian Infrastructure Fund	2,653,988	8,342,811	(163,957)	JPMorgan Chase & Co. Inc.
1/30/2013	British Sky Broadcasting Group PLC	557,536	6,798,338	619,097	JPMorgan Chase & Co. Inc.
1/30/2013	British Sky Broadcasting Group PLC	3,313,600	40,404,514	4,298,392	Merrill Lynch & Co. Inc.
1/31/2013	Charter Hall Office REIT Contingent Consideration (a)	2,032,447	- **	- **	JPMorgan Chase & Co. Inc.
12/22/2012	European Aeronautic Defence and Space Company NV	1,330,000	42,673,343	(2,282,405)	JPMorgan Chase & Co. Inc.
3/30/2013	Grupo Modelo, S.A. de C.V.	11,474,863	103,500,350	996,430	JPMorgan Chase & Co. Inc.
10/31/2012	Hastings Diversified Utilities Fund	791,400	2,148,904	61,394	JPMorgan Chase & Co. Inc.
6/30/2013	Hillgrove Resources Limited	13,139,699	1,235,000	(1,862,054)	JPMorgan Chase & Co. Inc.
12/20/2012	TELUS Corporation (non-voting)	117,600	7,403,956	(122,550)	The Goldman Sachs Group, Inc.
12/30/2012	TELUS Corporation (non-voting)	2,167,790	136,481,479	12,072,279	Merrill Lynch & Co. Inc.
3/31/2013	TNT Express NV	1,229,700	13,003,536	(2,298,578)	Merrill Lynch & Co. Inc.
3/31/2013	TNT Express NV	11,275,726	119,235,841	(16,886,266)	JPMorgan Chase & Co. Inc.
1/30/2013	Viterra, Inc.	83,300	1,364,836	29,738	Merrill Lynch & Co. Inc.
2/15/2013	Xstrata PLC	594,473	9,262,157	(906,503)	The Goldman Sachs Group, Inc.
2/15/2013	Xstrata PLC	12,018,822	187,258,655	(24,009,581)	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
11/7/2012	APA Group	(214,599)	(1,064,557)	2,165	JPMorgan Chase & Co. Inc.
2/15/2013	Glencore International PLC	(123,598)	(688,729)	58,976	The Goldman Sachs Group, Inc.
2/15/2013	Glencore International PLC	(770,753)	(4,294,890)	424,746	JPMorgan Chase & Co. Inc.
12/30/2012	TELUS Corporation	(117,600)	(7,453,116)	170,874	The Goldman Sachs Group, Inc.
12/30/2012	TELUS Corporation	(2,167,790)	(137,387,680)	(12,739,302)	Merrill Lynch & Co. Inc.
				$(41,222,491)

PLC -	Public Limited Company
*	Based on the net value of each broker, unrealized appreciation is a receivable and unrealized depreciation is a payable.
**	Value is less than $0.50.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)   /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date           November 29, 2012

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date           November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date           November 29, 2012

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date           November 29, 2012

* Print the name and title of each signing officer under his or her signature.